Financial Information About Segments (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Segment Reporting [Abstract]
Information About Results of Operations for Each Segment

Information about the results of operations for each segment is set forth in the table below. There were no significant inter-segment sales during the two years ended December 31, 2013. There was an insignificant amount of product sales made outside the United States during these two years.

	Year Ended December 31,
	2012	2013
Technology Development revenue	$15,126,834	$11,421,868
Products and Licensing revenue	8,338,967	6,911,707

Total revenue	23,465,801	18,333,575

Technology Development operating loss	(1,703,370)	(3,169,605)
Products and Licensing operating loss	(2,426,707)	(4,865,705)

Total operating loss from continuing operations	(4,130,077)	$(8,035,310)

Depreciation, Technology Development	$499,439	$286,894
Depreciation, Products and Licensing	266,327	266,862
Amortization, Technology Development	212,790	197,765
Amortization, Products and Licensing	113,471	183,956

Segment Information

Additional segment information is as follows:

	December 31,
	2012	2013
Total segment assets:
Technology Development	$13,342,725	$10,208,433
Products and Licensing	7,115,043	9,495,642

Total	$20,457,768	$19,704,075

Property plant and equipment and intangible assets, Technology Development	$1,868,235	$1,217,083
Property plant and equipment and intangible assets, Products and Licensing	$996,242	$1,132,101

Schedule of revenues, operating loss and assets for reportable segments

The table below presents revenues and operating loss for reportable segments not including discontinued operations:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2014	2013	2014	2013
	(unaudited)		(unaudited)
Revenues:
Technology development revenues	$3,067,022	$3,130,206	$8,961,909	$8,564,743
Products and licensing revenues	2,303,508	1,568,646	6,108,799	5,070,441

Total revenues	$5,370,530	$4,698,852	$15,070,708	$13,635,184

Technology development operating loss	$(299,980)	$(259,486)	$(2,835,120)	$(599,303)
Products and licensing operating loss	(420,010)	(1,042,526)	(800,240)	(4,683,929)

Total operating loss	$(719,990)	$(1,302,012)	$(3,635,360)	$(5,283,232)

Depreciation, technology development	$49,592	$86,413	$160,327	$272,570
Depreciation, products and licensing	$37,247	$43,304	$109,037	$161,426
Amortization, technology development	$38,641	$61,563	$131,615	$173,140
Amortization, products and licensing	$29,022	$30,851	$90,087	$104,239

The table below presents assets for reportable segments:

	September 30, 2014	December 31, 2013
Total segment assets:
Technology development	$14,902,005	$10,208,433
Products and licensing	11,192,253	9,495,642

Total	$26,094,258	$19,704,075

Property plant and equipment, and intangible assets, technology development	$1,198,066	$1,217,083
Property plant and equipment, and intangible assets, products and licensing	$899,816	$1,132,101